Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of (Loss) Profit from Continuing Operations Before Income Taxes

(Loss) profit from continuing operations before income taxes consisted of:

	For the years ended December 31,
	2023	2024	2025
	$	$	$
Non-PRC	(25,432)	13,576	13,308
PRC	(4,863)	3,894	(3,597)

	(30,295)	17,470	9,711

Schedule of Income Tax Benefit (Expense)	Income tax benefit (expense) comprised of:
	For the years ended December 31,
	2023	2024	2025
	$	$	$
Current	2,084	(8)	(5)
Deferred	-	-	-

	2,084	(8)	(5)

Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2022, 2023 and 2024 applicable to the PRC operations to income tax expense was as follows:

	For the years ended December 31,
	2023	2024	2025
	$	$	$
(Loss) income before income taxes	(30,295)	17,470	9,711

Income tax income computed at the statutory income tax rate at 25%	7,574	(4,367)	(2,428)
Non-deductible expenses	(82)	39
Non-taxation income	17	-	-
Unrecognized tax benefits	1,967	-	-
Preferential rate	(469)	(502)	-
Current and deferred tax rate differences	-	-	-
Foreign rate differences	(42)	118
Change of valuation allowance	(7,567)	4,142	2,423
Prior year provision to return true up	117	-	-
R&D super deduction	569	562	-

Income tax benefit (expense)	2,084	(8)	(5)

Schedule of Roll-Forward of Unrecognized Tax Benefits

A roll-forward of unrecognized tax benefits is as follows:

	For the years ended December 31,
	2023	2024	2025
	$	$	$
Balance at beginning of year	1,990	-	-
Reversal based on tax positions related to prior years	(1,990)	-	-
Additions based on tax positions related to the current year	-	-	-
Foreign currency translation difference	-	-	-

Balance at end of year	-	-	-